Subsequent Events (Details)			3 Months Ended	12 Months Ended
	Oct. 24, 2020 USD ($)	Oct. 21, 2020 USD ($)	Mar. 31, 2021 location	Dec. 31, 2020 USD ($)	Mar. 10, 2021
Subsequent Event
Number of new locations with hub openings | location			1
Ally Financial
Subsequent Event
Interest rate of prime rate plus					2.50%
Interest rate of date of agreement					5.75%
Acamar Partners Acquisition Corp
Subsequent Event
Net cash received in business combination	$ 315,000,000
Number of new locations with hub openings				3
Acamar Partners Acquisition Corp | Redeemable Convertible Preferred Stock
Subsequent Event
Settlement of debt and equity				$ 17,560,000
Acamar Partners Acquisition Corp | Stock warrants liability
Subsequent Event
Settlement of debt and equity				144,000
Acamar Partners Acquisition Corp | Redeemable convertible preferred stock tranche obligation
Subsequent Event
Settlement of debt and equity				$ 2,832,000
Acamar Partners Acquisition Corp | Convertible notes payable
Subsequent Event
Extinguishment of debt		$ 3,500,000
Acamar Partners Acquisition Corp | Paycheck Protection Program loan
Subsequent Event
Extinguishment of debt		1,749,000
Acamar Partners Acquisition Corp | Promissory note
Subsequent Event
Extinguishment of debt		$ 3,000,000